Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Summary of Revenues Disaggregated by Type of Services

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Leased and owned hotels revenue	193,042,455	212,671,930	253,420,676	36,401,602
Franchise and managed hotel revenues	550,132,944	692,942,739	838,372,459	120,424,669
Initial franchise fee	35,140,250	42,806,330	54,930,266	7,890,239
Continuing franchise fees	514,992,694	650,136,409	783,442,193	112,534,430
Total	743,175,399	905,614,669	1,091,793,135	156,826,271

Summary of Contract Liabilities

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2018	2019	2019
	RMB	RMB	USD
Advance from customers	36,370,325	40,105,627	5,760,813
Deferred revenue-current	210,585,604	231,925,272	33,313,981
Deferred revenue-non current	380,173,585	410,807,248	59,008,769
Total contract liabilities	627,129,514	682,838,147	98,083,563

Schedule of Components of Deferred Revenue

The deferred revenue balances above, as of December 31, 2018 and 2019 were comprised of the following:

	Years Ended December 31,
	2018	2019	2019
	RMB	RMB	USD
Initial fees received from franchisees owners	274,637,959	295,443,732	42,437,837
Cash received for membership fees and not recognized as revenue	238,496,707	257,351,279	36,966,198
Cash received for prepaid card and sublease	53,356,062	58,075,704	8,342,053
Deferred revenue related to the membership program	24,268,461	31,861,805	4,576,662
Total contract liabilities	590,759,189	642,732,520	92,322,750